Other disclosures (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets:
Cash and balances with the Brazilian Central Bank		R$ 20,127,364	R$ 31,716,345	R$ 34,124,753
Debt instruments		173,331,930	175,433,415	121,255,117
Equity instruments		2,358,229	1,105,616	1,629,775
Loans and amounts due from credit institutions		109,233,128	79,607,001	65,209,902
Loans and advances to customers		326,699,480	301,072,207	272,420,157
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		20,445,734	18,363,446	17,262,888
Total		652,195,865	607,298,030	511,902,592
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	99,271,415	99,022,806	79,374,685
Customer deposits	[1]	336,514,597	304,197,800	276,042,141
Marketable debt securities	[1]	73,702,474	74,626,232	70,247,012
Subordinated liabilities		0	9,885,607	519,230
Debt Instruments Eligible to Compose Capital		10,175,961	9,779,944	8,436,901
Other financial liabilities		55,565,954	49,782,780	44,260,735
Short positions		23,835,653	32,695,677	32,808,392
Derivatives		22,429,977	18,466,835	16,677,486
Total		621,496,030	598,457,681	528,366,582
Difference (assets less liabilities)		30,699,835	8,840,349	(16,463,990)
On Demand
Assets:
Cash and balances with the Brazilian Central Bank		6,549,535	31,323,554	20,642,321
Debt instruments		7,747,516	27,402	609,220
Equity instruments		0	839,620	66,187
Loans and amounts due from credit institutions		69,135,371	57,528,022	38,137,344
Loans and advances to customers		9,451,762	0	31,065,824
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		6,806,370	0	0
Total		99,690,554	89,718,598	90,520,896
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	390,626	1,139	394,396
Customer deposits	[1]	69,048,756	65,241,618	64,512,105
Marketable debt securities	[1]	0	0	0
Subordinated liabilities		0	9,885,607	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		10,334	66,265	11,710,943
Short positions		0	206,423	0
Derivatives		6,776,746	0	0
Total		76,226,461	75,401,052	76,617,444
Difference (assets less liabilities)		23,464,093	14,317,546	13,903,452
Up to 3 Months
Assets:
Cash and balances with the Brazilian Central Bank		13,577,829	392,791	13,482,432
Debt instruments		1,174,094	51,255,820	1,887,278
Equity instruments		0	34,420	124,304
Loans and amounts due from credit institutions		1,943,291	8,449,138	15,235,629
Loans and advances to customers		84,839,695	111,595,396	70,301,530
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		1,893,308	13,815,791	426,577
Total		103,428,217	185,543,356	101,457,750
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	16,584,181	55,872,675	21,636,392
Customer deposits	[1]	130,872,214	102,942,180	103,511,031
Marketable debt securities	[1]	10,675,356	11,104,594	14,315,305
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		170,939	0	114,104
Other financial liabilities		24,360,724	31,566,995	30,985,465
Short positions		4,748,545	0	0
Derivatives		4,345,286	7,639,956	769,619
Total		191,757,244	209,126,400	171,331,916
Difference (assets less liabilities)		(88,329,027)	(23,583,044)	(69,874,166)
3 to 12 Months
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		22,926,088	25,903,428	21,978,394
Equity instruments		0	231,576	305,073
Loans and amounts due from credit institutions		21,064,571	844,658	182,721
Loans and advances to customers		43,180,508	75,100,836	61,286,539
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		2,649,730	1,240,161	1,034,248
Total		89,820,897	103,320,659	84,786,975
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	49,097,816	18,564,342	44,696,680
Customer deposits	[1]	76,244,908	76,987,570	48,339,761
Marketable debt securities	[1]	695,071	26,741,036	35,636,549
Subordinated liabilities		0	0	519,230
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		14,509,911	35,648	1,537,689
Short positions		1,554,274	1,139,847	466,000
Derivatives		406,383	7,723,730	975,945
Total		142,508,363	131,192,173	132,171,854
Difference (assets less liabilities)		(52,687,466)	(27,871,514)	(47,384,879)
1 to 3 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		45,058,398	13,186,253	31,669,850
Equity instruments		0	0	842,090
Loans and amounts due from credit institutions		14,525,161	12,739,730	10,382,061
Loans and advances to customers		89,624,089	63,043,973	63,375,203
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		3,546,082	1,114,446	9,470,073
Total		152,753,730	90,084,402	115,739,277
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	25,655,631	19,850,530	6,797,838
Customer deposits	[1]	43,395,748	42,399,934	42,494,421
Marketable debt securities	[1]	37,268,809	22,479,019	17,923,372
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		10,005,022	0	0
Other financial liabilities		16,678,725	18,086,272	26,638
Short positions		1,256,416	31,349,407	8,960,806
Derivatives		4,696,823	1,069,718	8,244,193
Total		138,957,174	135,234,880	84,447,268
Difference (assets less liabilities)		13,796,556	(45,150,478)	31,292,009
3 to 5 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		35,118,355	26,367,903	19,379,308
Equity instruments		0	0	0
Loans and amounts due from credit institutions		2,411,265	11,371	18,166
Loans and advances to customers		34,092,967	21,397,689	17,796,364
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		1,950,678	1,074,875	4,357,636
Total		73,573,265	48,851,838	41,551,474
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	4,877,076	2,598,172	2,717,941
Customer deposits	[1]	16,923,318	16,624,469	17,176,009
Marketable debt securities	[1]	3,900,484	5,854,091	1,491,866
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		0	0	0
Other financial liabilities		4,717	0	0
Short positions		3,747,700	0	7,476,079
Derivatives		2,502,040	604,593	4,239,198
Total		31,955,334	25,681,325	33,101,093
Difference (assets less liabilities)		41,617,931	23,170,513	8,450,381
After 5 Years
Assets:
Cash and balances with the Brazilian Central Bank		0	0	0
Debt instruments		61,307,480	58,692,609	45,731,067
Equity instruments		2,358,229	0	292,121
Loans and amounts due from credit institutions		153,469	34,082	1,253,981
Loans and advances to customers		65,510,459	29,934,313	28,594,697
Loans and Receivables - Debt instruments		0	0	0
Investments Held-to-Maturity		0	0	0
Derivatives		3,599,566	1,118,173	1,974,354
Total		132,929,202	89,779,177	77,846,220
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	[1]	2,666,086	2,135,948	3,131,438
Customer deposits	[1]	29,654	2,029	8,814
Marketable debt securities	[1]	21,162,755	8,447,492	879,920
Subordinated liabilities		0	0	0
Debt Instruments Eligible to Compose Capital		0	9,779,944	8,322,797
Other financial liabilities		1,542	27,600	0
Short positions		12,528,718	0	15,905,507
Derivatives		3,702,699	1,428,838	2,448,531
Total		40,091,454	21,821,851	30,697,007
Difference (assets less liabilities)		R$ 92,837,748	R$ 67,957,326	R$ 47,149,213

[1]	Includes obligations which may be subject to early payment, being: demand and time deposits, repurchase agreements with clients, LCI and LCA.